Cover	May 24, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 26, 2023, Atlantic Coastal Acquisition Corp. (the "Company") filed a Current Report on Form 8-K (the "Initial Report") with the Securities and Exchange Commission (the "SEC") announcing the Company's receipt of a deficiency notice (the "Notice") from the Nasdaq Stock Market LLC ("Nasdaq") and the Company's publication of a corresponding press release. The Company is filing this Amendment No. 1 to Current Report on Form 8-K/A (this "Amendment") to amend and restate Items 3.01 and 9.01 of the Initial Report to clarify that the Company published the aforementioned press release on May 30, 2023 as opposed to May 26, 2023.
Document Period End Date	May 24, 2023
Entity File Number	001-40158
Entity Registrant Name	ATLANTIC COASTAL ACQUISITION CORP.
Entity Central Index Key	0001836274
Entity Tax Identification Number	85-4178663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 St Johns Lane
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	248
Local Phone Number	890-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	ACAHU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	ACAH
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	ACAHW
Security Exchange Name	NASDAQ